UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00834

Name of Registrant:	Vanguard Windsor Funds
Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025—April 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Windsor™ Fund Investor Shares - VWNDX

Windsor™ Fund Admiral™ Shares - VWNEX

Windsor™ II Fund Investor Shares - VWNFX

Windsor™ II Fund Admiral™ Shares - VWNAX

Vanguard Windsor™ Fund

Investor Shares (VWNDX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Windsor™ Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$24,245
Number of Portfolio Holdings	141
Portfolio Turnover Rate	27%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Communication Services	4.5%
Consumer Discretionary	9.2%
Consumer Staples	6.4%
Energy	7.2%
Financials	20.2%
Health Care	15.6%
Industrials	11.4%
Information Technology	12.6%
Materials	4.7%
Real Estate	3.3%
Utilities	2.4%
Other Assets and Liabilities—Net	2.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR22

Vanguard Windsor™ Fund

Admiral™ Shares (VWNEX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Windsor™ Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$24,245
Number of Portfolio Holdings	141
Portfolio Turnover Rate	27%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Communication Services	4.5%
Consumer Discretionary	9.2%
Consumer Staples	6.4%
Energy	7.2%
Financials	20.2%
Health Care	15.6%
Industrials	11.4%
Information Technology	12.6%
Materials	4.7%
Real Estate	3.3%
Utilities	2.4%
Other Assets and Liabilities—Net	2.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5022

Vanguard Windsor™ II Fund

Investor Shares (VWNFX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Windsor™ II Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$64,938
Number of Portfolio Holdings	181
Portfolio Turnover Rate	35%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Communication Services	8.7%
Consumer Discretionary	7.5%
Consumer Staples	5.4%
Energy	6.0%
Financials	19.5%
Health Care	12.5%
Industrials	10.2%
Information Technology	19.3%
Materials	4.4%
Other	0.4%
Real Estate	0.5%
Utilities	2.1%
Other Assets and Liabilities—Net	3.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR73

Vanguard Windsor™ II Fund

Admiral™ Shares (VWNAX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Windsor™ II Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$64,938
Number of Portfolio Holdings	181
Portfolio Turnover Rate	35%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Communication Services	8.7%
Consumer Discretionary	7.5%
Consumer Staples	5.4%
Energy	6.0%
Financials	19.5%
Health Care	12.5%
Industrials	10.2%
Information Technology	19.3%
Materials	4.4%
Other	0.4%
Real Estate	0.5%
Utilities	2.1%
Other Assets and Liabilities—Net	3.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR573

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2026
Vanguard Windsor™ Fund

Contents
Financial Statements	1

Windsor Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.5%)
Communication Services (4.5%)
	Alphabet Inc. Class A	1,463,535	563,168
	Walt Disney Co.	2,590,029	268,716
*,1	EchoStar Corp. Class A	1,361,483	167,653
*,1	Live Nation Entertainment Inc.	534,335	84,393
			1,083,930
Consumer Discretionary (9.2%)
*	Amazon.com Inc.	2,191,471	580,871
	Dick's Sporting Goods Inc.	1,191,870	270,459
	Magna International Inc.	4,070,183	259,149
*	Airbnb Inc. Class A	1,455,068	204,233
	Hyatt Hotels Corp. Class A	1,031,473	172,844
	Lear Corp.	1,334,702	169,681
	Pool Corp.	503,601	107,428
*	Mohawk Industries Inc.	1,005,564	106,147
	NIKE Inc. Class B	2,232,622	99,039
	PVH Corp.	1,007,007	92,081
*	Flutter Entertainment plc	547,073	59,046
	Genuine Parts Co.	487,041	52,225
	Newell Brands Inc.	11,866,202	48,414
			2,221,617
Consumer Staples (6.4%)
	Tyson Foods Inc. Class A	7,310,667	468,394
	Constellation Brands Inc. Class A	1,426,264	223,324
	Kroger Co.	3,000,325	204,232
	Unilever plc	3,129,478	182,496
	Dollar General Corp.	1,474,332	170,846
	Keurig Dr Pepper Inc.	5,743,163	168,849
	Archer-Daniels-Midland Co.	1,259,406	93,876
	Target Corp.	324,560	42,112
			1,554,129
Energy (7.2%)
	SLB Ltd.	6,477,423	368,436
	Canadian Natural Resources Ltd.	4,747,527	226,409
	Exxon Mobil Corp.	1,383,073	213,450
	ConocoPhillips	1,659,732	208,761
	Valero Energy Corp.	691,468	174,651
	Shell plc ADR	1,818,425	164,877
	Halliburton Co.	3,571,487	151,074
	Williams Cos. Inc.	1,933,354	147,534
	NOV Inc.	4,383,136	89,679
			1,744,871
Financials (20.2%)
	Morgan Stanley	2,050,908	390,882
	Wells Fargo & Co.	4,446,906	365,669
	Chubb Ltd.	1,116,092	364,962
	MetLife Inc.	4,306,887	344,982
	Raymond James Financial Inc.	1,866,428	295,493
	M&T Bank Corp.	1,217,990	266,289
	Voya Financial Inc.	3,092,678	253,476
	KKR & Co. Inc.	2,420,132	252,517
	Citigroup Inc. (XNYS)	1,914,502	245,018
	Bank of America Corp. (XNYS)	3,970,704	212,274
	Ally Financial Inc.	4,565,283	202,653
	Capital One Financial Corp.	999,687	191,240
	Corebridge Financial Inc.	6,780,436	186,733
	Tradeweb Markets Inc. Class A	1,642,408	186,003
	Global Payments Inc. (XNYS)	2,576,323	185,392
	Pinnacle Financial Partners Inc.	1,725,753	170,746
1

Windsor Fund
		Shares	Market Value• ($000)
	Equitable Holdings Inc.	3,558,737	150,179
	KeyCorp.	6,508,056	143,893
	Everest Group Ltd.	396,080	141,305
*	UBS Group AG (Registered)	3,058,542	134,270
	Morningstar Inc.	689,404	116,309
	JPMorgan Chase & Co. (XNYS)	264,697	82,911
	American International Group Inc.	381,925	28,568
			4,911,764
Health Care (15.6%)
	Merck & Co. Inc.	3,273,416	357,392
	UnitedHealth Group Inc.	693,310	256,857
	CVS Health Corp.	3,078,656	256,421
	Humana Inc.	1,004,979	237,617
	Bristol-Myers Squibb Co.	3,246,818	196,725
	AstraZeneca plc ADR	1,042,683	195,367
[1]	Fresenius Medical Care AG ADR	8,204,589	185,178
	Baxter International Inc.	10,439,598	183,528
	Agilent Technologies Inc.	1,569,963	181,409
	Haleon plc	34,494,301	159,290
	STERIS plc	730,605	158,454
*	ICON plc	1,197,412	141,690
*	Waters Corp.	456,455	141,150
*	Cooper Cos. Inc.	2,122,222	133,488
	Becton Dickinson & Co.	856,532	127,658
	Cardinal Health Inc.	650,000	125,372
	HCA Healthcare Inc.	279,086	121,249
	Medtronic plc	1,335,228	108,113
	Pfizer Inc.	4,032,291	107,662
*	Charles River Laboratories International Inc.	572,647	95,615
	Cigna Group	298,096	86,621
	Elevance Health Inc. (XNYS)	182,971	68,874
*	Centene Corp.	1,243,834	66,781
	Johnson & Johnson	179,228	41,196
*	Jazz Pharmaceuticals plc	201,598	40,928
			3,774,635
Industrials (11.4%)
	Dover Corp.	1,177,656	266,633
	Emerson Electric Co.	1,822,098	255,895
*	Boeing Co.	1,074,930	246,191
	Northrop Grumman Corp.	391,024	226,591
	Deere & Co.	369,414	217,906
	PACCAR Inc.	1,818,029	215,982
	Canadian National Railway Co.	1,633,632	183,179
*	CACI International Inc. Class A	324,745	168,718
	TransUnion	2,314,657	164,341
*	Builders FirstSource Inc.	1,954,612	154,590
	Techtronic Industries Co. Ltd.	10,451,122	151,538
	SS&C Technologies Holdings Inc.	2,154,735	149,323
	Delta Air Lines Inc.	2,040,993	138,767
	Westinghouse Air Brake Technologies Corp.	320,930	86,616
	Booz Allen Hamilton Holding Corp.	915,129	71,170
	Leidos Holdings Inc.	217,446	32,447
	General Dynamics Corp.	93,145	32,070
			2,761,957
Information Technology (12.6%)
	Microsoft Corp.	883,235	360,166
	ASML Holding NV GDR (Registered)	224,082	322,452
	NXP Semiconductors NV	879,169	258,115
	Skyworks Solutions Inc.	3,531,364	247,796
	NVIDIA Corp.	1,112,597	222,041
*	Dynatrace Inc.	5,055,118	183,046
*	Advanced Micro Devices Inc.	512,734	181,759
	CDW Corp.	1,240,248	169,802
	Cognizant Technology Solutions Corp. Class A	2,865,915	151,607
	Roper Technologies Inc.	399,987	141,919
	Amdocs Ltd.	2,187,448	141,462
*	MongoDB Inc.	459,094	115,155
*	MACOM Technology Solutions Holdings Inc.	386,399	108,814
	Accenture plc Class A	495,508	88,552
2

Windsor Fund
		Shares	Market Value• ($000)
*	Okta Inc.	1,176,080	86,618
*	Snowflake Inc.	622,538	84,958
*	Zscaler Inc.	581,253	75,958
	Cisco Systems Inc.	475,542	43,512
	Broadcom Inc.	97,130	40,545
	TE Connectivity plc	164,153	34,745
			3,059,022
Materials (4.7%)
	PPG Industries Inc.	2,812,790	305,188
	Reliance Inc.	762,437	276,383
*	James Hardie Industries plc	10,685,164	224,282
	Shin-Etsu Chemical Co. Ltd.	3,616,800	166,525
	Nutrien Ltd.	1,440,874	109,506
	Dow Inc.	1,660,949	67,252
			1,149,136
Real Estate (3.3%)
	Prologis Inc.	1,903,578	270,346
	Equinix Inc.	200,628	217,246
	UDR Inc.	3,773,703	137,137
	AvalonBay Communities Inc.	715,956	131,020
*	CBRE Group Inc. Class A	264,662	37,775
			793,524
Utilities (2.4%)
	Sempra	2,698,895	256,719
	Exelon Corp.	3,657,627	168,214
	Eversource Energy	2,098,274	148,348
			573,281
Total Common Stocks (Cost $19,160,131)			23,627,866
Temporary Cash Investments (2.5%)
Money Market Fund (1.8%)
[2,3]	Vanguard Market Liquidity Fund, 3.685%	4,336,792	433,636
		Face Amount ($000)
Repurchase Agreements (0.7%)
	Bank of America Securities, LLC 3.650%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $32,703, collateralized by U.S. Government Agency Obligations 1.500%–7.000%, 8/1/2026–4/20/2056, with a value of $33,354)	32,700	32,700
	Bank of America Securities, LLC 3.660%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $40,004, collateralized by U.S. Government Agency Obligations 5.000%–6.500%, 11/1/2054–4/1/2055, with a value of $40,800)	40,000	40,000
	Bank of America Securities, LLC 3.650%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $40,004, collateralized by U.S. Treasury Obligations 1.375%–4.750%, 8/31/2032–8/15/2050, with a value of $40,800)	40,000	40,000
	JP Morgan Securities, LLC 3.640%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $30,003, collateralized by U.S. Treasury Obligations 0.750%, 5/31/2026, with a value of $30,600)	30,000	30,000
	Nomura International plc 3.640%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $30,003, collateralized by U.S. Treasury Obligations 0.375%–4.125%, 8/15/2026–9/30/2029, with a value of $30,600)	30,000	30,000
			172,700
Total Temporary Cash Investments (Cost $606,294)			606,336
Total Investments (100.0%) (Cost $19,766,425)			24,234,202
Other Assets and Liabilities—Net (0.0%)			10,825
Net Assets (100%)			24,245,027
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $22,309.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $22,419 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
3

Windsor Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	467	169,142	6,014
E-mini S&P Mid-Cap 400 Index	June 2026	116	42,354	881
				6,895

See accompanying Notes, which are an integral part of the Financial Statements.
4

Windsor Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $19,332,831)	23,800,566
Affiliated Issuers (Cost $433,594)	433,636
Total Investments in Securities	24,234,202
Investment in Vanguard	548
Cash	25
Cash Collateral Pledged—Futures Contracts	14,134
Receivables for Investment Securities Sold	7,241
Receivables for Accrued Income	19,413
Receivables for Capital Shares Issued	1,787
Variation Margin Receivable—Futures Contracts	2,552
Total Assets	24,279,902
Liabilities
Foreign Currency Due to Custodian, at Value (Proceeds $4)	4
Payables for Investment Securities Purchased	1,236
Collateral for Securities on Loan	22,419
Payables to Investment Advisor	3,403
Payables for Capital Shares Redeemed	6,410
Payables to Vanguard	1,403
Total Liabilities	34,875
Net Assets	24,245,027
1 Includes $22,309 of securities on loan.
At April 30, 2026, net assets consisted of:

Paid-in Capital	18,095,862
Total Distributable Earnings (Loss)	6,149,165
Net Assets	24,245,027

Investor Shares—Net Assets
Applicable to 211,187,278 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,875,763
Net Asset Value Per Share—Investor Shares	$23.09

Admiral™ Shares—Net Assets
Applicable to 248,827,205 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,369,264
Net Asset Value Per Share—Admiral Shares	$77.84

See accompanying Notes, which are an integral part of the Financial Statements.
5

Windsor Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	222,110
Interest[2]	11,106
Securities Lending—Net	241
Total Income	233,457
Expenses
Investment Advisory Fees—Note B
Basic Fee	14,985
Performance Adjustment	(8,027)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	5,306
Management and Administrative—Admiral Shares	10,916
Marketing and Distribution—Investor Shares	114
Marketing and Distribution—Admiral Shares	302
Custodian Fees	77
Shareholders’ Reports—Investor Shares	50
Shareholders’ Reports—Admiral Shares	41
Trustees’ Fees and Expenses	6
Other Expenses	71
Total Expenses	23,841
Expenses Paid Indirectly	(24)
Net Expenses	23,817
Net Investment Income	209,640
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,645,156
Futures Contracts	(3,067)
Foreign Currencies	421
Realized Net Gain (Loss)	1,642,510
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	327,018
Futures Contracts	5,229
Foreign Currencies	168
Change in Unrealized Appreciation (Depreciation)	332,415
Net Increase (Decrease) in Net Assets Resulting from Operations	2,184,565
1	Dividends are net of foreign withholding taxes of $2,631.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,556, ($11), and ($20), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Windsor Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	209,640	497,828
Realized Net Gain (Loss)	1,642,510	1,434,801
Change in Unrealized Appreciation (Depreciation)	332,415	(69,073)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,184,565	1,863,556
Distributions
Investor Shares	(311,372)	(561,695)
Admiral Shares	(1,231,445)	(2,191,775)
Total Distributions	(1,542,817)	(2,753,470)
Capital Share Transactions
Investor Shares	(263,059)	127,894
Admiral Shares	107,998	(269,725)
Net Increase (Decrease) from Capital Share Transactions	(155,061)	(141,831)
Total Increase (Decrease)	486,687	(1,031,745)
Net Assets
Beginning of Period	23,758,340	24,790,085
End of Period	24,245,027	23,758,340

See accompanying Notes, which are an integral part of the Financial Statements.
7

Windsor Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.52	$23.48	$20.22	$22.74	$26.24	$18.55
Investment Operations
Net Investment Income[1]	.187	.435	.468	.371	.359	.356
Net Realized and Unrealized Gain (Loss) on Investments	1.861	1.223	4.632	.236	(1.131)	9.122
Total from Investment Operations	2.048	1.658	5.100	.607	(.772)	9.478
Distributions
Dividends from Net Investment Income	(.212)	(.460)	(.478)	(.358)	(.330)	(.411)
Distributions from Realized Capital Gains	(1.266)	(2.158)	(1.362)	(2.769)	(2.398)	(1.377)
Total Distributions	(1.478)	(2.618)	(1.840)	(3.127)	(2.728)	(1.788)
Net Asset Value, End of Period	$23.09	$22.52	$23.48	$20.22	$22.74	$26.24
Total Return[2]	9.46%	8.10%	26.17%	2.99%	-2.97%	53.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,876	$5,012	$5,063	$4,506	$4,796	$5,728
Ratio of Total Expenses to Average Net Assets[3]	0.29%[4]	0.29%[4]	0.36%[5]	0.42%[5]	0.38%[5]	0.30%
Ratio of Net Investment Income to Average Net Assets	1.68%	2.00%	2.10%	1.74%	1.51%	1.49%
Portfolio Turnover Rate	27%	45%	43%	42%	43%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.07%), (0.06%), 0.01%, 0.07%, 0.03%, and (0.05%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.29%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.36%, 0.42%, and 0.38% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Windsor Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$75.92	$79.18	$68.17	$76.67	$88.50	$62.58
Investment Operations
Net Investment Income[1]	.671	1.549	1.651	1.323	1.281	1.278
Net Realized and Unrealized Gain (Loss) on Investments	6.275	4.096	15.642	.794	(3.820)	30.747
Total from Investment Operations	6.946	5.645	17.293	2.117	(2.539)	32.025
Distributions
Dividends from Net Investment Income	(.757)	(1.627)	(1.688)	(1.281)	(1.203)	(1.460)
Distributions from Realized Capital Gains	(4.269)	(7.278)	(4.595)	(9.336)	(8.088)	(4.645)
Total Distributions	(5.026)	(8.905)	(6.283)	(10.617)	(9.291)	(6.105)
Net Asset Value, End of Period	$77.84	$75.92	$79.18	$68.17	$76.67	$88.50
Total Return[2]	9.52%	8.19%	26.33%	3.08%	-2.89%	53.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,369	$18,746	$19,727	$16,721	$17,300	$18,541
Ratio of Total Expenses to Average Net Assets[3]	0.18%[4]	0.18%[4]	0.26%[5]	0.32%[5]	0.28%[5]	0.20%
Ratio of Net Investment Income to Average Net Assets	1.79%	2.11%	2.20%	1.84%	1.61%	1.58%
Portfolio Turnover Rate	27%	45%	43%	42%	43%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.07%), (0.06%), 0.01%, 0.07%, 0.03%, and (0.05%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.18%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.26%, 0.32%, and 0.28% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Windsor Fund
Notes to Financial Statements
Vanguard Windsor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses)..
an independent third party as of the undefined pricing time on th
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the
10

Windsor Fund
event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Pzena Investment Management, LLC, and Wellington Management Company LLP, each provide investment advisory services to a portion of the fund. The basic fee for each advisor is calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Pzena Investment Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell 1000 Value Index for the preceding three years. The basic fee of Wellington Management Company LLP is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years.
Vanguard, through its wholly owned subsidiary Vanguard Portfolio Management, LLC, manages the cash reserves of the fund as described below.
For the six months ended April 30, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net decrease of $8,027,000 (0.07%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $548,000, representing less than 0.01% of the fund’s net assets and 0.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2026, these arrangements reduced the fund’s expenses by $24,000 (an annual rate of less than 0.01% of average net assets).
11

Windsor Fund
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	22,968,017	659,849	—	23,627,866
Temporary Cash Investments	433,636	172,700	—	606,336
Total	23,401,653	832,549	—	24,234,202
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,895	—	—	6,895
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	19,872,295
Gross Unrealized Appreciation	5,893,563
Gross Unrealized Depreciation	(1,524,761)
Net Unrealized Appreciation (Depreciation)	4,368,802
G.	During the six months ended April 30, 2026, the fund purchased $6,396,337,000 of investment securities and sold $7,821,283,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2026, such purchases were $0 and sales were $118,811,000, resulting in net realized gain of $17,951,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	64,858	2,901	207,274	9,667
Issued in Lieu of Cash Distributions	300,958	13,762	541,489	26,025
Redeemed	(628,875)	(28,070)	(620,869)	(28,712)
Net Increase (Decrease)—Investor Shares	(263,059)	(11,407)	127,894	6,980
Admiral Shares
Issued	397,741	5,295	601,951	8,286
Issued in Lieu of Cash Distributions	1,132,570	15,365	2,020,574	28,818
Redeemed	(1,422,313)	(18,747)	(2,892,250)	(39,337)
Net Increase (Decrease)—Admiral Shares	107,998	1,913	(269,725)	(2,233)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
12

Windsor Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q222 062026
13

Financial Statements
For the six-months ended April 30, 2026
Vanguard Windsor™ II Fund

Contents
Financial Statements	1

Windsor II Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.5%)
Communication Services (8.7%)
	Alphabet Inc. Class C	5,806,595	2,217,771
	Meta Platforms Inc. Class A	1,587,858	971,626
	Alphabet Inc. Class A	1,796,620	691,339
	Comcast Corp. Class A	24,045,813	650,199
	Verizon Communications Inc.	6,210,000	298,266
	Omnicom Group Inc.	3,447,079	264,460
*	Netflix Inc.	2,290,500	214,414
*	Charter Communications Inc. Class A	1,178,999	194,735
[1]	WPP plc ADR	7,387,810	133,646
*	Warner Bros Discovery Inc.	652,461	17,649
			5,654,105
Consumer Discretionary (7.5%)
*	Amazon.com Inc.	5,428,466	1,438,869
	General Motors Co.	8,228,468	632,687
*	Airbnb Inc. Class A	3,452,778	484,632
	Magna International Inc.	5,588,732	355,834
	Sony Group Corp. ADR	14,375,000	288,794
	Lowe's Cos. Inc.	1,040,487	248,458
	Genuine Parts Co.	2,248,210	241,075
	Lennar Corp. Class A	2,582,000	233,155
*	Ulta Beauty Inc.	407,570	219,061
	NIKE Inc. Class B	4,633,800	205,555
*	Aptiv plc	3,013,700	181,605
	Booking Holdings Inc.	982,500	165,414
	BorgWarner Inc. (XNYS)	1,576,000	89,785
	Lithia Motors Inc.	259,400	75,257
*	Trip.com Group Ltd. ADR	456,109	24,726
			4,884,907
Consumer Staples (5.4%)
	Keurig Dr Pepper Inc.	15,186,942	446,496
	Procter & Gamble Co.	2,804,507	412,515
	McCormick & Co. Inc.	7,483,881	380,480
	Constellation Brands Inc. Class A	2,149,685	336,598
	Unilever plc	5,614,788	327,427
	Coca-Cola Co.	3,992,000	314,410
	Sysco Corp.	2,876,100	214,873
	Kraft Heinz Co.	9,077,300	205,692
	Mondelez International Inc. Class A	2,996,400	184,099
	Heineken NV	2,011,340	156,582
	J M Smucker Co.	1,516,800	148,692
	Nestle SA (Registered)	1,179,487	119,411
	Unilever plc ADR	1,685,664	99,420
	PepsiCo Inc.	532,828	84,448
	Conagra Brands Inc.	3,850,500	55,255
	Heineken Holding NV	569,240	40,451
			3,526,849
Energy (6.0%)
	APA Corp.	17,561,357	715,274
	ConocoPhillips	4,922,878	619,200
	Targa Resources Corp.	2,080,129	541,000
	Phillips 66	2,019,708	361,831
	TotalEnergies SE (XNYS) ADR	3,828,479	354,938
	Shell plc ADR	3,545,512	321,471
	Chevron Corp.	1,495,649	289,124
	Ovintiv Inc. (XNYS)	4,662,510	286,977
	SLB Ltd.	4,219,300	239,994
	NOV Inc.	7,469,588	152,828
			3,882,637

Windsor II Fund
		Shares	Market Value• ($000)
Financials (19.5%)
	American International Group Inc.	13,845,292	1,035,628
	Wells Fargo & Co.	9,619,374	791,001
	Capital One Financial Corp.	3,923,024	750,475
	US Bancorp	12,767,300	723,395
*	Fiserv Inc.	10,953,500	686,237
	First Citizens BancShares Inc. Class A	285,246	565,877
	Citigroup Inc. (XNYS)	3,798,839	486,175
	Bank of America Corp. (XNYS)	8,985,174	480,347
	Intercontinental Exchange Inc.	2,873,208	454,225
	State Street Corp.	2,722,758	416,146
	Corebridge Financial Inc.	13,773,266	379,316
	Willis Towers Watson plc	1,364,688	349,633
	Mitsubishi UFJ Financial Group Inc. ADR	19,328,000	346,938
	Charles Schwab Corp.	3,780,500	346,445
	Ameriprise Financial Inc.	722,754	343,156
	Reinsurance Group of America Inc. Class A	1,478,299	312,601
	Truist Financial Corp.	5,994,888	308,737
	PNC Financial Services Group Inc.	1,352,000	301,496
	Visa Inc. Class A (XNYS)	895,650	295,421
	Global Payments Inc. (XNYS)	3,870,700	278,536
	Carlyle Group Inc.	5,148,929	257,807
	HSBC Holdings plc ADR	2,734,300	251,173
	JPMorgan Chase & Co. (XNYS)	800,699	250,803
	Nasdaq Inc.	2,527,666	232,318
	Cullen / Frost Bankers Inc.	1,577,000	228,555
	Mastercard Inc. Class A	439,840	221,204
	Blackstone Inc.	1,712,028	214,996
	Marsh & McLennan Cos. Inc.	1,214,400	203,667
	Synchrony Financial	2,498,800	190,409
	Raymond James Financial Inc.	1,124,600	178,047
	CME Group Inc.	612,580	176,313
	NatWest Group plc	17,305,243	138,024
	ING Groep NV	4,257,633	123,222
	Hartford Insurance Group Inc.	686,500	93,920
	BNP Paribas SA	852,360	89,516
	Fidelity National Information Services Inc.	1,849,000	86,034
	Citizens Financial Group Inc.	1,255,651	81,680
			12,669,473
Health Care (12.5%)
	Elevance Health Inc. (XNYS)	3,245,706	1,221,749
	HCA Healthcare Inc.	1,658,330	720,462
	Merck & Co. Inc.	6,109,800	667,068
	GE HealthCare Technologies Inc.	10,850,329	660,134
	UnitedHealth Group Inc.	1,731,047	641,318
	Cigna Group	1,935,686	562,472
	Zimmer Biomet Holdings Inc.	5,751,550	474,100
	Medtronic plc	5,314,118	430,284
	Amgen Inc.	990,000	342,788
*	IQVIA Holdings Inc.	1,805,500	285,937
	Roche Holding AG	667,849	272,148
*	Edwards Lifesciences Corp.	3,121,221	260,622
[2]	Siemens Healthineers AG	5,875,705	240,928
	Humana Inc.	954,200	225,611
	Alcon AG	2,918,000	218,471
	Labcorp Holdings Inc.	622,300	159,807
	AstraZeneca plc ADR	802,825	150,425
	CVS Health Corp.	1,639,400	136,546
*	Centene Corp.	2,029,988	108,990
	AbbVie Inc.	488,867	103,307
	Abbott Laboratories	1,057,697	96,028
	GSK plc ADR	1,597,215	83,550
	EssilorLuxottica SA	85,767	18,154
			8,080,899
Industrials (10.2%)
	General Dynamics Corp.	2,067,471	711,830
	Delta Air Lines Inc.	10,261,942	697,709
	Parker-Hannifin Corp.	700,467	637,019
	Northrop Grumman Corp.	655,642	379,931

Windsor II Fund
		Shares	Market Value• ($000)
	FedEx Corp.	874,840	352,832
	RTX Corp.	1,956,600	344,499
	Union Pacific Corp.	1,214,400	327,257
	AerCap Holdings NV	2,143,438	304,818
	CNH Industrial NV	24,724,709	264,802
	Equifax Inc.	1,495,300	260,093
	PACCAR Inc.	2,139,780	254,206
	Oshkosh Corp.	1,601,000	250,236
*	Uber Technologies Inc.	3,352,276	250,113
*	United Airlines Holdings Inc.	2,177,037	195,933
	Fortive Corp.	3,054,000	182,599
	Masco Corp.	2,366,736	169,979
*	Boeing Co.	732,600	167,787
	Norfolk Southern Corp.	459,200	145,029
	Cummins Inc.	197,372	132,439
	Lockheed Martin Corp.	253,721	131,420
	Deere & Co.	219,700	129,594
	Stanley Black & Decker Inc.	1,318,500	103,054
*	Fluor Corp.	1,594,985	85,092
	Timken Co.	561,200	62,231
	Siemens AG (Registered)	179,774	53,422
*	Air Canada	2,137,600	29,349
	Leidos Holdings Inc.	148,450	22,152
			6,645,425
Information Technology (19.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,985,667	1,578,563
	Microsoft Corp.	3,319,866	1,353,775
	Salesforce Inc.	6,143,112	1,084,444
	Samsung Electronics Co. Ltd. (XKRX)	5,869,340	883,850
	Seagate Technology Holdings plc	1,242,723	837,148
*	Workday Inc. Class A	6,227,957	762,302
*	F5 Inc.	1,888,700	611,750
	Apple Inc.	2,168,437	588,405
[1]	Telefonaktiebolaget LM Ericsson ADR	43,621,080	515,165
	Accenture plc Class A	2,589,519	462,773
	Applied Materials Inc.	1,100,550	434,156
*	Adobe Inc.	1,608,400	395,827
	CDW Corp.	2,669,834	365,527
*	Teledyne Technologies Inc.	540,000	348,759
	Microchip Technology Inc.	3,676,000	341,537
	Motorola Solutions Inc.	775,167	340,322
	QUALCOMM Inc.	1,879,000	337,431
*	Synopsys Inc.	610,000	294,386
	NVIDIA Corp.	1,227,515	244,975
	Roper Technologies Inc.	654,800	232,330
	TE Connectivity plc	1,068,711	226,203
	Cognizant Technology Solutions Corp. Class A	2,758,700	145,935
[1]	SAP SE ADR	770,100	130,524
	Broadcom Inc.	34,866	14,554
			12,530,641
Materials (4.4%)
	Corteva Inc.	11,636,209	942,649
	PPG Industries Inc.	3,554,900	385,707
	Martin Marietta Materials Inc.	621,279	384,615
	Ecolab Inc.	1,235,000	321,841
	Air Products & Chemicals Inc.	893,768	268,175
	RPM International Inc.	2,351,000	239,544
*	Amrize Ltd.	3,552,513	191,054
	Olin Corp.	5,007,700	142,619
			2,876,204
Other (0.4%)
	State Street SPDR S&P 500 ETF Trust	397,921	285,970
Real Estate (0.5%)
	Equity LifeStyle Properties Inc.	2,830,000	179,111
*	CBRE Group Inc. Class A	980,000	139,875
			318,986

Windsor II Fund
		Shares	Market Value• ($000)
Utilities (2.1%)
	Dominion Energy Inc.	6,255,300	403,467
	Atmos Energy Corp.	1,591,033	302,264
	Xcel Energy Inc.	3,638,000	301,772
	American Water Works Co. Inc.	1,872,493	240,466
	PPL Corp.	2,161,315	80,920
			1,328,889
Total Common Stocks (Cost $44,212,543)			62,684,985
Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
[3,4]	Vanguard Market Liquidity Fund, 3.685% (Cost $2,278,596)	22,790,073	2,278,779
Total Investments (100.0%) (Cost $46,491,139)			64,963,764
Other Assets and Liabilities—Net (0.0%)			(25,331)
Net Assets (100%)			64,938,433
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $189,704.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $240,928, representing 0.4% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $193,511 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	896	324,520	26,962
E-mini S&P Mid-Cap 400 Index	June 2026	224	81,787	4,881
				31,843

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $44,212,543)	62,684,985
Affiliated Issuers (Cost $2,278,596)	2,278,779
Total Investments in Securities	64,963,764
Investment in Vanguard	1,471
Cash	3
Cash Collateral Pledged—Futures Contracts	28,500
Foreign Currency, at Value (Cost $2,193)	2,457
Receivables for Investment Securities Sold	192,836
Receivables for Accrued Income	74,265
Receivables for Capital Shares Issued	6,708
Variation Margin Receivable—Futures Contracts	5,131
Total Assets	65,275,135
Liabilities
Payables for Investment Securities Purchased	72,044
Collateral for Securities on Loan	193,511
Payables to Investment Advisor	17,766
Payables for Capital Shares Redeemed	49,744
Payables to Vanguard	3,637
Total Liabilities	336,702
Net Assets	64,938,433
1 Includes $189,704 of securities on loan.
At April 30, 2026, net assets consisted of:

Paid-in Capital	36,331,351
Total Distributable Earnings (Loss)	28,607,082
Net Assets	64,938,433

Investor Shares—Net Assets
Applicable to 232,407,083 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,499,704
Net Asset Value Per Share—Investor Shares	$49.48

Admiral™ Shares—Net Assets
Applicable to 608,764,433 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	53,438,729
Net Asset Value Per Share—Admiral Shares	$87.78

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	520,055
Dividends—Affiliated Issuers	9,034
Interest—Unaffiliated Issuers	1,306
Interest—Affiliated Issuers	51,860
Securities Lending—Net	282
Total Income	582,537
Expenses
Investment Advisory Fees—Note B
Basic Fee	35,978
Performance Adjustment	444
The Vanguard Group—Note C
Management and Administrative—Investor Shares	10,989
Management and Administrative—Admiral Shares	28,223
Marketing and Distribution—Investor Shares	280
Marketing and Distribution—Admiral Shares	932
Custodian Fees	2,092
Shareholders’ Reports—Investor Shares	216
Shareholders’ Reports—Admiral Shares	172
Trustees’ Fees and Expenses	17
Other Expenses	67
Total Expenses	79,410
Net Investment Income	503,127
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	9,888,827
Investment Securities Sold—Affiliated Issuers	(10,804)
Futures Contracts	2,726
Foreign Currencies	(578)
Realized Net Gain (Loss)	9,880,171
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(5,175,325)
Investment Securities—Affiliated Issuers	343,385
Futures Contracts	9,268
Foreign Currencies	579
Change in Unrealized Appreciation (Depreciation)	(4,822,093)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,561,205
1	Dividends are net of foreign withholding taxes of $9,620.
2	Includes $2,101,593 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	503,127	1,012,289
Realized Net Gain (Loss)	9,880,171	5,962,606
Change in Unrealized Appreciation (Depreciation)	(4,822,093)	1,292,510
Net Increase (Decrease) in Net Assets Resulting from Operations	5,561,205	8,267,405
Distributions
Investor Shares	(1,106,885)	(1,131,000)
Admiral Shares	(5,047,566)	(4,731,797)
Total Distributions	(6,154,451)	(5,862,797)
Capital Share Transactions
Investor Shares	(277,430)	(375,026)
Admiral Shares	3,220,041	(575,331)
Net Increase (Decrease) from Capital Share Transactions	2,942,611	(950,357)
Total Increase (Decrease)	2,349,365	1,454,251
Net Assets
Beginning of Period	62,589,068	61,134,817
End of Period	64,938,433	62,589,068

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$50.23	$48.51	$39.23	$39.39	$48.48	$34.85
Investment Operations
Net Investment Income[1]	.367	.750	.736	.672	.585	.502
Net Realized and Unrealized Gain (Loss) on Investments	3.868	5.636	10.800	1.923	(6.039)	15.971
Total from Investment Operations	4.235	6.386	11.536	2.595	(5.454)	16.473
Distributions
Dividends from Net Investment Income	(.378)	(.757)	(.769)	(.647)	(.566)	(.516)
Distributions from Realized Capital Gains	(4.607)	(3.909)	(1.487)	(2.108)	(3.070)	(2.327)
Total Distributions	(4.985)	(4.666)	(2.256)	(2.755)	(3.636)	(2.843)
Net Asset Value, End of Period	$49.48	$50.23	$48.51	$39.23	$39.39	$48.48
Total Return[2]	9.04%	14.57%	30.15%	7.02%	-11.93%	49.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,500	$11,897	$11,834	$10,381	$10,747	$13,734
Ratio of Total Expenses to Average Net Assets[3]	0.33%	0.33%[4]	0.33%[5]	0.34%[5]	0.34%[5]	0.34%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.61%	1.61%	1.69%	1.38%	1.15%
Portfolio Turnover Rate	35%[6]	22%	22%	17%	18%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, (0.00%), (0.01%), (0.01%), (0.01%), and (0.00%) .
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.33%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.33%, 0.34%, and 0.34%, respectively.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$89.11	$86.06	$69.60	$69.89	$86.03	$61.84
Investment Operations
Net Investment Income[1]	.689	1.403	1.372	1.248	1.098	.950
Net Realized and Unrealized Gain (Loss) on Investments	6.868	9.995	19.156	3.406	(10.716)	28.341
Total from Investment Operations	7.557	11.398	20.528	4.654	(9.618)	29.291
Distributions
Dividends from Net Investment Income	(.711)	(1.413)	(1.429)	(1.204)	(1.074)	(.972)
Distributions from Realized Capital Gains	(8.176)	(6.935)	(2.639)	(3.740)	(5.448)	(4.129)
Total Distributions	(8.887)	(8.348)	(4.068)	(4.944)	(6.522)	(5.101)
Net Asset Value, End of Period	$87.78	$89.11	$86.06	$69.60	$69.89	$86.03
Total Return[2]	9.09%	14.67%	30.25%	7.09%	-11.86%	49.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53,439	$50,692	$49,301	$39,929	$39,677	$46,833
Ratio of Total Expenses to Average Net Assets[3]	0.24%	0.24%[4]	0.25%[5]	0.26%[5]	0.26%[5]	0.26%
Ratio of Net Investment Income to Average Net Assets	1.60%	1.70%	1.69%	1.77%	1.46%	1.22%
Portfolio Turnover Rate	35%[6]	22%	22%	17%	18%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, (0.00%), (0.01%), (0.01%), (0.01%), and (0.00%) .
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.24%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.25%, 0.26%, and 0.26%, respectively.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Notes to Financial Statements
Vanguard Windsor II Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may

Windsor II Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Aristotle Capital Management, LLC, Hotchkis and Wiley Capital Management, LLC, Sanders Capital, LLC, and beginning December 2025, Harris Associates L.P. each provide investment advisory services to a portion of the fund. The basic fee for each advisor is calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Aristotle Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding five years. The basic fee of Hotchkis and Wiley Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the MSCI US Investable Market 2500 Index for the preceding five years. The basic fee of Sanders Capital, LLC, is subject to quarterly adjustments based on performance relative to the Russell 3000 Index for the preceding five years. In accordance with the advisory contract entered into with Harris Associates L.P. beginning February 1, 2027, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the Russell 1000 Value Index since January 31, 2026. Until December 2025, a portion of the fund was managed by Lazard Asset Management LLC. The basic fee paid to Lazard Asset Management LLC was subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years.
Vanguard, through its wholly owned subsidiary Vanguard Portfolio Management, LLC, manages the cash reserves of the fund as described below.
For the six months ended April 30, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.11% of the fund’s average net assets, before a net increase of of $444,000 (less than 0.01%) based on performance.
In November 2025, the board of trustees approved Harris Associates L.P. as an investment advisor to the fund, replacing Lazard Asset Management LLC. Sanders Capital, LLC, Hotchkis and Wiley Capital Management, LLC, Aristotle Capital Management, LLC, and Harris Associates L.P. will each manage approximately 25% of the fund. This advisor change could result in portfolio transactions that may generate capital gains distributions.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $1,471,000, representing less than 0.01% of the fund’s net assets and 0.59% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Windsor II Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	60,221,850	2,463,135	—	62,684,985
Temporary Cash Investments	2,278,779	—	—	2,278,779
Total	62,500,629	2,463,135	—	64,963,764
Derivative Financial Instruments
Assets
Futures Contracts[1]	31,843	—	—	31,843
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	46,667,430
Gross Unrealized Appreciation	21,173,539
Gross Unrealized Depreciation	(2,845,362)
Net Unrealized Appreciation (Depreciation)	18,328,177
F.	During the six months ended April 30, 2026, the fund purchased $21,917,906,000 of investment securities and sold $21,650,811,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $2,463,845,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2026, such purchases were $5,737,000 and sales were $0, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	194,397	3,978	435,210	9,308
Issued in Lieu of Cash Distributions	1,078,402	23,127	1,101,517	24,929
Redeemed	(1,550,229)	(31,571)	(1,911,753)	(41,330)
Net Increase (Decrease)—Investor Shares	(277,430)	(4,466)	(375,026)	(7,093)
Admiral Shares
Issued	4,220,862	47,442	1,782,558	21,706
Issued in Lieu of Cash Distributions	4,686,087	56,670	4,420,329	56,397
Redeemed	(5,686,908)	(64,213)	(6,778,218)	(82,133)
Net Increase (Decrease)—Admiral Shares	3,220,041	39,899	(575,331)	(4,030)

Windsor II Fund
H.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2026 Market Value ($000)
APA Corp.	425,026	—	44,456	(9,029)	343,733	9,034	—	NA1
Vanguard Market Liquidity Fund	2,761,863	NA2	NA2	(1,775)	(348)	51,860	—	2,278,779
Total	3,186,889	—	44,456	(10,804)	343,385	60,894	—	2,278,779
1	Not applicable—at April 30, 2026, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q732 062026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Windsor Fund

A majority of independent trustees of the board of Vanguard Windsor Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management) and Pzena Investment Management, LLC (Pzena). The trustees determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The trustees based their decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisors and made presentations to the trustees during the fiscal year that directed their focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The trustees reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Using a bottom-up, fundamentally driven approach, Wellington Management invests in solid companies whose current fundamentals are depressed relative to longer-term earnings potential. Wellington Management has the ability to seek undervalued stocks across the capitalization spectrum. The investment team has the support of Wellington Management’s global industry analysts in conducting its research-intensive approach. Wellington Management has advised the fund since its inception in 1958.

Pzena. Founded in 1995, Pzena is a global investment management firm that employs a classic value investment approach. Pzena seeks to buy good businesses at low prices, focusing exclusively on companies that are underperforming their historically demonstrated earnings power. Pzena’s research team conducts intensive fundamental research, buying companies only when the problems are judged to be temporary, management has a viable strategy to generate earnings recovery, and there is meaningful downside protection in case earnings do not recover. Pzena has managed a portion of the fund since 2012.

The trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The trustees considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded the performance was such that the advisory arrangements should continue.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The trustees did not consider the profitability of Wellington Management or Pzena in determining whether to approve the advisory fee, because the firms are independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedules. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements - Windsor II Fund

At their November 2025 meeting, a majority of independent trustees of the board of Vanguard Windsor Fund renewed the fund’s investment advisory arrangements with Lazard Asset Management LLC (Lazard); Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley); Aristotle Capital Management, LLC (Aristotle) and Sanders Capital, LLC (Sanders Capital). The trustees subsequently also approved a restructuring of the fund’s advisory structure, whereby Lazard was removed as advisor and Harris Associates L.P. (doing business as Harris | Oakmark, “Harris | Oakmark”) has been added as advisor to the fund. The trustees determined that renewals and restructuring of the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The trustees based their decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisors and made presentations to the trustees during the fiscal year that directed their focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The trustees reviewed the quality of the fund’s investment management services over both the short and long term, and the services to be provided by Harris | Oakmark. The trustees took into account the organizational depth and stability of each advisor. The trustees considered the following:

Lazard. Lazard, a subsidiary of the investment bank Lazard Ltd., provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities. The investment team employs a relative value, bottom-up stock-selection process to identify stocks with sustainable financial productivity and attractive valuations. Using scenario analysis, the team seeks to understand the durability and future direction of financial productivity and valuation. Lazard managed a portion of the fund from 2007 until 2025.

Hotchkis and Wiley. Founded in 1980, Hotchkis and Wiley is a value-oriented firm that manages various large-, mid-, and small-capitalization portfolios. Hotchkis and Wiley invests in companies where it believes that the present value of future cash flows exceeds the market price. The advisor believes that the market frequently undervalues companies due to the extrapolation of current trends, while capital flows usually cause a company’s returns and profitability to normalize over the long term. Hotchkis and Wiley seeks to identify these companies with a disciplined, bottom-up research process. The portfolio managers leverage the support of a broad analyst team, which is organized into sector teams in an effort to better understand the impact that industry dynamics and macro-economic risk factors might have on individual companies. Hotchkis and Wiley has managed a portion of the fund since 2003.

Aristotle. Aristotle is an employee-owned investment firm that provides investment management services to clients across a variety of value equity strategies, including domestic, international and global. The team has employed the same research-driven, bottom-up, quality-value approach for more than 20 years, seeking to invest in high-quality companies trading at attractive valuations. Aristotle has managed a portion of the fund since 2019.

Sanders Capital. Founded in 2009, Sanders Capital employs a traditional, bottom-up, fundamental research approach to identify securities that are undervalued relative to their expected total return. The portfolio managers are supported by a well-credentialed and experienced analyst team, in addition to a quantitative research analyst. Sanders Capital has managed a portion of the fund since 2010.

Harris | Oakmark. Founded in 1976, Harris | Oakmark is an investment advisory firm who serves individuals and institutions. The team’s investment approach is focused on value investing, leveraging a broad but consistent value philosophy along with a rigorous process of research and debate to deliver performance over all time horizons.

The trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted approval and continuation of the advisory arrangements.

Investment performance

The trustees considered the short-, long-term, and since inception performance, as applicable, of Lazard’s, Hotchkis and Wiley’s, Aristotle’s, Sanders Capital’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded the performance was such that the advisory arrangements should continue.

The trustees also considered the performance of other funds and portfolios managed by Harris and concluded that the firm has a track record of successfully managing their respective strategies to be employed by the fund. The trustees concluded the performance was such that the advisory arrangement warranted approval.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average, and that the fund’s expense ratio and advisory fee rate will remain below the peer group averages with the restructuring of the advisory arrangements.

The trustees did not consider the profitability of Lazard, Hotchkis and Wiley, Aristotle, Sanders Capital or Harris | Oakmark in determining whether to approve the advisory fee, because the firms are independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit and will continue to benefit from economies of scale because of breakpoints in the fund’s advisory fee schedules. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The trustees will consider whether to renew the advisory arrangements again after a one-year period, and the arrangement with Harris | Oakmark within a two-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

VANGUARD WINDSOR FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.